Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 96,335,567	$ 125,350,544
Other financial liabilities, Non-current	829,976,921	799,813,225
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	46,083,325	43,946,822
Other financial liabilities, Non-current	812,387,948	797,023,880
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	48,225,766	81,195,765
Other financial liabilities, Non-current	17,464,925	2,629,715
Non-Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,026,476	207,957
Other financial liabilities, Non-current	$ 124,048	$ 159,630